CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Parent company balance sheets - Additional information (Details)	Jun. 30, 2023 $ / shares shares	Mar. 15, 2023 $ / shares	Jun. 30, 2022 $ / shares shares	Jun. 14, 2021 $ / shares	Apr. 05, 2021 $ / shares shares	Apr. 05, 2021 ¥ / shares shares	Dec. 26, 2019 shares
Class A ordinary shares [Member]
Parent company balance sheets
Ordinary shares, par value (in dollars per share) | (per share)	$ 0.0925	$ 0.0925	$ 0.0925	$ 0.0925	$ 0.0925	¥ 0.62
Ordinary shares, shares authorized	150,000,000		150,000,000		150,000,000	150,000,000
Ordinary shares, shares issued	40,528,218		29,700,718
Ordinary shares, shares outstanding	40,528,218		29,700,718				4,611,720
Class A ordinary shares [Member] | RECON TECHNOLOGY LTD
Parent company balance sheets
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0925		$ 0.0925
Ordinary shares, shares authorized	150,000,000		150,000,000
Ordinary shares, shares issued	40,528,218		29,700,718
Ordinary shares, shares outstanding	40,528,218		29,700,718
Class B ordinary shares [Member]
Parent company balance sheets
Ordinary shares, par value (in dollars per share) | (per share)	$ 0.0925		$ 0.0925		$ 0.0925	¥ 0.62
Ordinary shares, shares authorized	20,000,000		20,000,000		20,000,000	20,000,000
Ordinary shares, shares issued	7,100,000		4,100,000
Ordinary shares, shares outstanding	7,100,000		4,100,000
Class B ordinary shares [Member] | RECON TECHNOLOGY LTD
Parent company balance sheets
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0925		$ 0.0925
Ordinary shares, shares authorized	20,000,000		20,000,000
Ordinary shares, shares issued	7,100,000		4,100,000
Ordinary shares, shares outstanding	7,100,000		4,100,000